Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisition of Dialysis and Other Businesses

During 2011, 2010, and 2009, the Company acquired total dialysis and other businesses as follows:

	Year ended December 31,
	2011	2010	2009
Cash paid, net of cash acquired	$1,077,442	$188,502	$87,617
Deferred purchase price and other acquisition obligations	19,010	449	338

Aggregate purchase cost	$1,096,452	$188,951	$87,955

Number of chronic dialysis centers acquired	178	41	19

Results from Discontinued Operations

The results from discontinued operations related to the dialysis and related lab services segment were as follows:

	Year ended December 31,
	2011	2010	2009
Net operating revenues	$16,648	$9,341	$8,152

Income before income taxes	1,896	468	645
Income tax expense	675	187	252

Income from discontinued operations	$1,221	$281	$393

Net Assets of Discontinued Operations Sold

Net assets of discontinued operations related to the dialysis and related lab services segment as of September 30, 2011, were as follows:

Current assets	$71,384
Property and equipment, net	5,183
Goodwill	7,999
Liabilities and noncontrolling interests	(836)

Net assets from discontinued operations	$83,730

Pro Forma Summary of Results of Operations

	Year ended December 31,
	2011	2010
	(unaudited)
Pro forma net revenues	$7,309,901	$6,983,641
Pro forma net income attributable to DaVita Inc.	520,625	471,635
Pro forma income from continuing operations attributable to DaVita Inc.	524,379	471,354
Pro forma basic net income per share attributable to DaVita Inc.	5.50	4.65
Pro forma diluted net income per share attributable to DaVita Inc.	5.39	4.58

CDSI I Holding Company, Inc
Aggregate Purchase Cost Allocations

The following table summarizes the assets acquired and liabilities assumed in the transaction and recognized at the acquisition date at their estimated fair values, as well as the estimated fair value of the noncontrolling interests in DSI at that date:

Current assets	$164,227
Property and equipment	67,080
Amortizable intangible and other long-term assets	6,523
Goodwill	500,662
Long-term deferred income taxes	79,420
Current liabilities assumed	(54,046)
Other long-term liabilities	(11,213)
Noncontrolling interests	(23,100)

$729,553

Other dialysis acquisitions
Aggregate Purchase Cost Allocations

The following table summarizes the assets acquired and liabilities assumed in these transactions and recognized at their acquisition dates at estimated fair values, as well as the estimated fair value of the noncontrolling interests assumed in these transactions:

	Year ended December 31,
	2011	2010	2009
Tangible assets, principally leasehold improvements and equipment	$32,649	$21,257	$11,140
Amortizable intangible assets	19,804	18,300	6,703
Goodwill	388,844	152,252	78,199
Noncontrolling interests assumed	(70,821)	(1,171)	(7,567)
Liabilities assumed	(3,577)	(1,687)	(520)

Aggregate purchase cost	$366,899	$188,951	$87,955